Note 10 - Equity Method Investments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]

10. Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % December 31, 2021	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Marchant Maritime Co. (*)	-	-	-
Horton Maritime Co. (*)	-	-	-
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

(*) Dissolved on June 21, 2021

During the year ended December 31, 2021, Steadman Maritime Co. sold its vessel Ensenada and provided a special dividend to the Company amounting to $15,190.

During the year ended December 31, 2020, the Company received, in the form of a special dividend, $3,700, in aggregate from Steadman Maritime Co., Geyer Maritime Co., Smales Maritime Co. and Goodway Maritime Co.

During the year ended December 31, 2020, the Company received in the form of a special dividend, $44,185 in aggregate, from Kemp Maritime Co., Hyde Maritime Co., Ainsley Maritime Co., Ambrose Maritime Co. and Skerrett Maritime Co.

During the year ended December 31, 2020, the Company received the amount of $1,764 in aggregate, in the form of a special dividend, from Platt Maritime Co. and Sykes Maritime Co.

On November 12, 2018, Costamare entered into a share purchase agreement (the “Share Purchase Agreement”) to acquire the ownership interest held by York in five jointly owned companies, namely Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., which had been formed pursuant to the Framework Deed. In connection with this agreement, the Company registered for resale by York up to 7.6 million shares of its common stock. Costamare could elect at any time within six months from February 8, 2019, the effective date of the registration statement on Form F-3/A filed with the SEC on December 19, 2018, to pay a portion of the consideration under the Share Purchase Agreement in Costamare common stock. At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company (excluding cash and cash equivalents, the value of the fixed assets and the financing arrangements) was an excess amount of $5,171. Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations”; thus the 40% investment previously held by the Company was carried over at cost, whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels (Note 7) and related time charters (Note 13)) other than non-qualifying assets.

On July 17, 2019, the Company elected to pay part of the previously agreed deferred price for the acquisition of the 60% equity interest of York in five 2016-built, 14,000 TEU containerships with newly issued shares of the Company’s common stock. On July 25, 2019, 2,883,015 shares of common stock were issued (Note 15) in order to pay an amount of $15,130, representing part of the deferred price. The remaining deferred price due to York was fully paid in cash on May 12, 2020, in accordance with the terms of the Share Purchase Agreement.

On March 22, 2021, March 24, 2021 and March 29, 2021, the Company entered into three share purchase agreements to acquire the ownership interest (in the range of 51% to 75%) held by York in five jointly-owned companies, namely Ainsley Maritime Co. and Ambrose Maritime Co., Hyde Maritime Co. and Skerrett Maritime Co. and Kemp Maritime Co., respectively, which had been formed pursuant to the Framework Deed. At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company amounted to $141,040. Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels (Note 7) and related time charters (Note 13)).

For the years ended December 31, 2019, 2020 and 2021, the Company recorded net income of $11,369, $16,195 and $12,859, respectively, from equity method investments, which is separately reflected as Income from equity method investments in the accompanying consolidated statements of operations.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2020	December 31, 2021
Current assets	$46,006	$12,468
Non-current assets	516,171	92,770
Total assets	$562,177	$105,238

Current liabilities	$30,148	$6,576
Non-current liabilities	346,994	58,110
Total liabilities	$377,142	$64,686

	For the years ended December 31,
	2019	2020	2021
Voyage revenue	$85,954	$96,533	$43,088
Net income	$28,040	$39,433	$27,617